Financial risk management (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of foreign currency risk arising from financial assets and liabilities, which are denominated in currencies other than the US dollar
The following table shows the foreign currency risk arising from financial assets and liabilities, which are denominated in currencies other than the US dollar:

Net financial (liabilities)/assets - by currency of denomination	2021	2020
	US$M	US$M
Australian dollar s	(4,421)	(3,788)
Chilean peso	(649)	(369)
British pound sterling	535	587
Euro	366	619
Other	128	(17)

Total	(4,041)	(2,968)

Summary of Financial Assets and Liabilities by Class
The financial assets and liabilities are presented by class in the table below at their carrying amounts.

	IFRS 13 Fair value hierarchy Level (1)	IFRS 9 Classification	2021 US$M	2020 US$M Restated
Current cross currency and interest rate swaps (2)	2	Fair value through profit or loss	20	3
Current other derivative contracts (3)	2,3	Fair value through profit or loss	207	45
Current other investments (4)	1,2	Fair value through profit or loss	3	36
Non-current cross currency and interest rate swaps (2)	2	Fair value through profit or loss	1,123	2,009
Non-current other derivative contracts (3)	2,3	Fair value through profit or loss	152	159
Non-current investment in share s	3	Fair value through other comprehensive income	31	32
Non-current other investments (4)(5)	1,2,3	Fair value through profit or loss	304	322

Total other financial assets			1,840	2,606
Cash and cash equivalents		Amortised cost	15,246	13,426
Trade and other receivables (6)		Amortised cost	2,363	1,633
Provisionally priced trade receivables	2	Fair value through profit or loss	3,547	1,480
Loans to equity accounted investments		Amortised cost	–	40

Total financial assets			22,996	19,185

Non-financial assets			85,931	86,548

Total assets			108,927	105,733

Current cross currency and interest rate swaps (2)	2	Fair value through profit or loss	–	165
Current other derivative contracts (3)	2,3	Fair value through profit or loss	52	60
Current other financial liabilities (7)		Amortised cost	78	–
Non-current cross currency and interest rate swaps (2)	2	Fair value through profit or loss	586	1,414
Non-current other financial liabilities (7)		Amortised cost	560	–

Total other financial liabilities			1,276	1,639
Trade and other payables (8)		Amortised cost	6,277	5,354
Provisionally priced trade payables	2	Fair value through profit or loss	574	269
Bank loans (9)		Amortised cost	2,260	2,492
Notes and debentures (9)		Amortised cost	14,769	21,045
Lease liabilities			3,896	3,443
Other (9)		Amortised cost	58	68

Total financial liabilities			29,110	34,310

Non-financial liabilities			24,212	19,248

Total liabilities			53,322	53,558

(1)
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 with the exception of the specified items in the following footnotes.

(2)
Cross currency and interest rate swaps are valued using market data including interest rate curves (which include the base LIBOR rate and swap rates) and foreign exchange rates. A discounted cash flow approach is used to derive the fair value of cross currency and interest rate swaps at the reporting date.

(3)
Includes other derivative contracts of US$121 million (2020: US$179 million) categorised as Level 3. Significant items are derivatives embedded in physical commodity purchase and sales contracts of gas in Trinidad and Tobago with net assets fair value of US$121 million (2020: US$180 million).

(4)
Includes investments held by BHP Billiton Foundation which are restricted and not available for general use by the Group of US$260 million (2020: US$296 million) of which other investment (US Treasury Notes) of US$72 million categorised as Level 1 (2020: US$87 million).

(5)	Includes other investments of US$46 million (2020: US$47 million) categorised as Level 3.

(6)	Excludes input taxes of US$486 million (2020: US$478 million) included in other receivables.

(7)	Includes the discounted settlement liability in relation to the cancellation of power contracts at the Group’s Escondida operations.

(8)	Excludes input taxes of US$176 million (2020: US$145 million) included in other payables.

(9)	All interest bearing liabilities, excluding lease liabilities, are unsecured.

Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge
The table below shows the carrying amounts of the Group’s notes and debentures by currency and the derivatives which hedge them:

•	The carrying amount of the notes and debentures includes foreign exchange remeasurement to period-end rates and fair value adjustments when included in a fair value hedge.

•
The breakdown of the hedging derivatives includes remeasurement of foreign currency notional values at period-end rates, fair value movements due to interest rate risk, foreign currency cash flows designated into cash flow hedges, costs of hedging recognised in other comprehensive income, ineffectiveness recognised in the income statement and accruals or prepayments.

•	The hedged value of notes and debentures includes their carrying amounts adjusted for the offsetting derivative fair value movements due to foreign currency and interest rate risk remeasurement.

		Fair value of derivatives
2021 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement (1)	Accrued cash flows	Total	Hedged value of notes and debentures (2)
	A	B	C	D	E	F	G	B to G	A + B + C
USD	6,270	–	(318)	–	–	11	77	(230)	5,952
GBP	3,387	435	(544)	(81)	25	(34)	53	(146)	3,278
EUR	4,486	73	(418)	(33)	27	7	49	(295)	4,141
CA D	626	142	(21)	(28)	25	(2)	(2)	114	747

Total	14,769	650	(1,301)	(142)	77	(18)	177	(557)	14,118

		Fair value of derivatives
2020 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement (1)	Accrued cash flows	Total	Hedged value of notes and debentures (2)
	A	B	C	D	E	F	G	B to G	A + B + C
USD	9,926	–	(742)	–	–	29	74	(639)	9,184
GBP	3,245	764	(730)	(16)	13	(18)	47	60	3,279
EUR	7,294	500	(576)	(55)	21	65	32	(13)	7,218
CAD	580	199	(32)	–	(2)	(4)	(2)	159	747

Total	21,045	1,463	(2,080)	(71)	32	72	151	(433)	20,428

(1)	Predominantly related to ineffectiveness.

(2)	Includes US$3,018 million (2020: US$3,019 million) of fixed rate debt not swapped to floating rate that is not in a hedging relationship.

Summary of Hedging instruments	As at 30 June 2021, the Group has not transitioned any of its existing interest rate swaps to alternative risk-free rates.

Hedging instrument	Notional currency	Notional value US$M	Notional value to mature before LIBOR expires FY2023 US$M
Interest rate swaps	USD	11,950	1,979

Cross-currency interest rate swaps	EUR	3,187	404
	GBP	1,673	923

	Total	16,810	3,306

Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges
The following table shows a reconciliation of the components of equity and an analysis of the movements in reserves for all hedges. For a description of these reserves, refer to note 17 ‘Other equity’.

2021 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net

At the beginning of the financial yea r	71	(21)	50	(32)	9	(23)	27
Add: Change in fair value of hedging instrument recognised in OCI	863	(259)	604	–	–	–	604
Less: Reclassified from reserves to financial expenses – recognised through OCI	(792)	238	(554)	(45)	14	(31)	(585)

At the end of the financial year	142	(42)	100	(77)	23	(54)	46

2020 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	163	(49)	114	(106)	32	(74)	40
Add: Change in fair value of hedging instrument recognised in OCI	(315)	94	(221)	–	–	–	(221)
Less: Reclassified from reserves to financial expenses – recognised through OCI	223	(66)	157	74	(23)	51	208

At the end of the financial year	71	(21)	50	(32)	9	(23)	27

Summary of Movement of Interest Bearing Liabilities and Related Derivatives
The movement in the year in the Group’s interest bearing liabilities and related derivatives are as follows:

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2021 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short- term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,492	21,045	3,443	–	68	(433)
Proceeds from interest bearing liabilities	504	–	–	–	64	–	568
Settlements of debt related instruments	–	–	–	–	–	167	167
Repayment of interest bearing liabilities	(737)	(6,888)	(770)	–	–	–	(8,395)

Change from Net financing cash flows	(233)	(6,888)	(770)	–	64	167	(7,660)

Other movements:
Loss on bond repurchase	–	579	–	–	–	(184)
Interest rate impacts	–	(764)	–	–	–	704
Foreign exchange impacts	(1)	798	115	–	(14)	(796)
Lease additions	–	–	1,223	–	–	–
Remeasurement of index-linked freight contracts	–	–	(59)	–	–	–
Other interest bearing liabilities/derivative related changes	2	(1)	(56)	–	(60)	(15)

At the end of the financial year	2,260	14,769	3,896	–	58	(557)

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2020 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short- term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,498	21,529	715	20	66	204
Proceeds from interest bearing liabilitie s	514	–	–	–	–	–	514
Settlements of debt related instruments	–	–	–	–	–	(157)	(157)
Repayment of interest bearing liabilities	(522)	(859)	(671)	–	5	–	(2,047)

Change from Net financing cash flows	(8)	(859)	(671)	–	5	(157)	(1,690)

Other movements:
Interest rate impacts	–	720	–	–	–	(788)
Foreign exchange impacts	–	(354)	(43)	–	(4)	316
Leases recognised on IFRS 16 transition	–	–	2,301	–	–	–
Lease additions	–	–	436	–	–	–
Remeasurement of index-linked freight contracts	–	–	733	–	–	–
Other interest bearing liabilities/derivative related changes	2	9	(28)	(20)	1	(8)

At the end of the financial year	2,492	21,045	3,443	–	68	(433)